Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 585.4	$ 633.5
Land
Property, Plant and Equipment [Line Items]
Property and equipment	5.4	5.7
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	$ 16.7	19.2
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture, fixtures, and autos
Property, Plant and Equipment [Line Items]
Property and equipment	$ 166.6	178.2
Furniture, fixtures, and autos | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, fixtures, and autos | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 133.2	153.0
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 263.5	$ 277.4